FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross settled:
Derivative financial liabilities, undiscounted cash flows		$ 5,277
On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		4,666
Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		611
Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements one [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		5,109
Forward freight agreements one [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		4,498
Forward freight agreements one [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		611
Forward freight agreements one [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements one [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		5,720
Forward freight agreements one [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		5,109
Forward freight agreements one [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		611
Forward freight agreements one [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements one [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		(611)
Forward freight agreements one [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		(611)
Forward freight agreements one [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements one [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 87	168
Forward freight agreements [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(87)	168
Forward freight agreements [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	51	261
Forward freight agreements [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	51	261
Forward freight agreements [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(138)	(93)
Forward freight agreements [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(138)	(93)
Forward freight agreements [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0